Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets for federal income taxes
	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforwards	$29,316,923	$25,485,398
Fixed assets	814,111	809,015
Accruals and other	247,802	568,119
Research & development credits	448,334	267,325
Share-based compensation	24,036	13,661
Valuation allowance	(30,851,206)	(27,143,518)
Net deferred tax assets	$—	$—

Schedule of net operating loss carryforwards (“NOL”) for federal and state income tax
	December 31,
	2020	2019
Combined NOL Carryforwards:
Federal	$117,684,551	$103,460,873
State	$68,800,720	$54,408,623

Schedule of net operating loss carryforwards
	December 31,
	2020	2019
Combined Credit Carryforwards:
Federal	$259,521	$147,597
State	$239,004	$151,555

Schedule of reconciliation of income tax
	December 31,
	2020	2019
Rate reconciliation:
Federal tax benefit at statutory rate	(21.0)%	(21.0)%
State tax, net of federal benefit	(4.3)%	(5.2)%
Permanent differences	3.9%	2.4%
Research & development credits	(1.2)%	(1.1)%
Foreign rate differential	(0.6)%	(0.5)%
Other difference	(0.6)%	—%
Change in valuation allowance	23.8%	25.4%
Tax provision	—%	—%